Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with related parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

	December 31, 2012	December 31, 2011
Navios Holdings	$1,853	$2,000